Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 0	$ 0	$ 0
Restricted cash	531,000	357,953	189,260
Accounts and other receivables	101,000	89,729	577
Accounts receivable—affiliate	93,000	99,765	2,457
Advances to affiliate	51,000	25,892	28,312
Inventory	78,000	88,521	5,742
Other current assets	23,000	25,242	8,412
Other current assets—affiliate	11,000	10,585	0
Total current assets	888,000	697,687	234,760
Non-current restricted cash	1,000,000	0	0
Property, plant and equipment, net	12,369,000	11,874,843	9,841,407
Debt issuance costs, net	22,000	58,655	132,091
Non-current derivative assets	28,000	66,788	30,304
Other non-current assets, net	168,000	185,343	194,818
Total assets	14,475,000	12,883,316	10,433,380
Current liabilities
Accounts payable	32,000	22,750	13,420
Accrued liabilities	406,000	407,469	201,559
Current debt	0	223,500	15,000
Due to affiliates	35,000	33,016	53,848
Deferred revenue	36,000	45,921	0
Deferred revenue—affiliate	19,000
Derivative liabilities	4,000	11,481	6,430
Total current liabilities	532,000	744,137	290,257
Long-term debt, net	13,460,000	11,649,229	9,205,559
Non-current derivative liabilities	1,000	2,001	2,884
Other non-current liabilities—affiliate	0	1,679	3,393
Commitments and contingencies
Member’s equity	482,000	486,270	931,287
Liabilities and Equity	$ 14,475,000	$ 12,883,316	$ 10,433,380